CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,772	$ 3,778
Trade receivables (net of allowance for doubtful accounts of $ 15 at June 30, 2013 and December 31, 2012)	3,241	3,671
Other accounts receivable and prepaid expenses	498	323
Total current assets	5,511	7,772
LONG-TERM ASSETS:
Other assets	165	93
Severance pay fund	3,070	2,880
Property and equipment, net	829	423
Intangible assets, net	1,497	1,870
Goodwill	13,075	13,094
Total assets	24,147	26,132
CURRENT LIABILITIES:
Trade payables	396	316
Payment obligation		1,934
Deferred revenues	5,960	4,759
Employees and payroll accruals	2,267	2,589
Accrued expenses and other current liabilities	807	1,220
Total current liabilities	9,430	10,818
LONG-TERM LIABILITIES:
Long term deferred revenue	664	888
Liabilities presented at fair value and other long-term liabilities	764	875
Accrued severance pay	4,299	3,989
Total long-term liabilities	5,727	5,752
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at June 30, 2013 and December 31, 2012; Issued and outstanding: 11,044,090 at June 30, 2013 and 10,919,930 shares at December 31, 2012	1,284	1,270
Additional paid-in capital	110,761	110,318
Receipt on account of shares	133
Accumulated other comprehensive loss	(659)	(672)
Accumulated deficit	(102,529)	(101,354)
Total shareholders' equity	8,990	9,562
Total liabilities and shareholders' equity	$ 24,147	$ 26,132